19. Financial instruments (Details Narrative) R$ in Millions	12 Months Ended
	Dec. 31, 2019 BRL (R$) ExchangeRate	Dec. 31, 2018 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Notional value
Fair value	28	87
Fair value hedge gain	R$ 24	6
Weighted exchange rate | ExchangeRate	4.47
weighted interest rate	4.89%
Fair Value Hedge [Member] | Hedge Object (Debt) [Member]
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 955	883
Fair value	R$ 944	R$ 955